Average Annual Total Returns{- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 60%	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0595 Past 1 year	F0595 Past 5 years	F0595 Past 10 years
Total	13.33%	5.27%	7.09%	12.27%	4.38%	6.11%	8.53%	3.90%	5.43%	15.75%	5.51%	7.07%	18.33%	5.72%	6.91%	20.67%	6.84%	8.02%	20.75%		7.40%	[1]	31.49%	11.70%	13.56%	19.92%	7.15%	8.24%

[1]	(a)Since inception October 2, 2018.